Trade Receivables and Trade Payables - Schedule of Trade Receivables Non-Current and Current (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Non-current
Project retention receivables	$ 500,754	RM 2,041,823	RM 1,508,742
Current
Trade receivables	3,590,611	14,640,718	19,340,447
Project retention receivables	232,863	949,497	1,482,191
Accrued liquidated ascertained damages to sub-contractors	203,893	831,374	831,373
Less: Provision for expected credit loss	(550,089)	(2,242,989)	(2,242,989)
Total current trade receivables	3,477,278	14,178,600	19,411,022
Total trade receivables	3,978,032	16,220,423	20,919,764
Increase/(Decrease) in provision for expected credit loss			1,662,564
Increase in total trade receivables	$ (1,152,505)	RM (4,699,341)	RM (353,330)